Comprehensive Income (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive income / (loss) for the year	$ 11,485	$ 29,020	$ 67,688
Comprehensive income (loss)	155,249	144,107	170,775
Interest rate swaps	(20,418)	(12,988)	27,964
Reclassification to Net Income	31,800	35,790	42,922
Net settlements on interest rate swaps qualifying for cash flow hedge	0	(489)	(3,253)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	(103)	(103)	(55)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals	0	$ (6,604)	$ 0
Estimated reclassification from accumulated OCI to earnings	$ 22,118